Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Nov 14, 2011
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS EQUITY TRUST
Central Index Key	dei_EntityCentralIndexKey	0000880366
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov 14, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov 14, 2011
Prospectus Date	rr_ProspectusDate	May 31, 2011

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED NOVEMBER 14, 2011

TO THE PROSPECTUS

DATED MAY 31, 2011 OF

LEGG MASON TARGET RETIREMENT 2015

LEGG MASON TARGET RETIREMENT 2020

LEGG MASON TARGET RETIREMENT 2025

LEGG MASON TARGET RETIREMENT 2030

LEGG MASON TARGET RETIREMENT 2035

LEGG MASON TARGET RETIREMENT 2040

LEGG MASON TARGET RETIREMENT 2045

LEGG MASON TARGET RETIREMENT 2050

LEGG MASON TARGET RETIREMENT FUND

The Board of the funds has approved changes to the investment strategies of each fund (except Legg Mason Target Retirement Fund) that will become effective on or about November 21, 2011.

Revised investment strategy

Legg Mason Global Asset Allocation, LLC ("LMGAA"), one of the subadvisers for each fund, is responsible for implementation of each fund's overall asset allocation. During a fund's Dynamic Rebalancing Period, LMGAA also manages the assets allocated to the Dynamic Risk Management strategy. Effective on or about November 21, 2011, Western Asset Management Company ("Western Asset"), the funds' other subadviser, will manage the assets allocated to the new Event Risk Management strategy, described below, for each fund except Legg Mason Target Retirement Fund during the fund's Dynamic Rebalancing Period.

The sections titled "Dynamic rebalancing period" in each fund's Prospectus, except for Legg Mason Target Retirement Fund, shall be replaced by the following:

Dynamic rebalancing period

During the Dynamic Rebalancing Period, the fund will not be managed strictly according to the standard Target Allocation. Instead, LMGAA will implement a combination of risk management strategies that will attempt to limit downside volatility within the fund. These strategies include Dynamic Risk Management and Event Risk Management, as described below. Dynamic Risk Management attempts to limit losses by allocating fund assets away from equity and long-term fixed income funds. Dynamic Risk Management allocates a portion of a fund's assets into short-term defensive instruments that are expected to decline in value less than riskier assets in the event of market declines and into index options and index futures contracts that are expected to increase in value in the event of market declines. Event Risk Management invests in options and futures that are expected to increase in value in the event of declines in the broad equity and bond markets during a short period of time. Through both strategies, a fund gives up some of the potential for high total return that could be achieved if the fund were to follow its Target Allocation under positive market conditions. In exchange, these strategies are intended to reduce significant declines in the fund's net asset value ("NAV") under negative market conditions. The fund's NAV will fluctuate and is not guaranteed.

As of the date of this Prospectus, Legg Mason Target Retirement 2015 is in its Dynamic Rebalancing Period and, at times, may not follow the Target Allocation indicated by the glide path. LMGAA will revert to managing this fund according to the Target Allocation at the end of the Dynamic Rebalancing Period on December 31, 2019.

Dynamic Risk Management. The Dynamic Risk Management strategy will seek to reduce the fund's market risk exposure and volatility. As frequently as daily, the Dynamic Risk Management strategy may increase the fund's exposure to short-term defensive instruments (including Treasury bills, money market funds and cash) in response to certain levels of negative fund performance. At other times Dynamic Risk Management may decrease the fund's exposure to short-term defensive instruments and increase its exposure to equity funds and long-term fixed income funds in order to return to the fund's Target Allocation in response to certain levels of positive fund performance.

In response to certain levels of negative fund performance, LMGAA may deviate from the standard Target Allocation by increasing a fund's exposure to short-term defensive instruments ("de-risking") based on a formula that takes into account the fund's current NAV, macro-economic conditions, and the fund's underlying volatility. In order to implement this strategy, LMGAA anticipates that it will initially attempt to sell shares of ETFs and other liquid securities or engage in short sale transactions involving futures. Then, LMGAA would redeem underlying open-end mutual fund shares as needed. In response to certain levels of positive fund performance, the fund may purchase ETFs or underlying open-end mutual fund shares or cover short futures positions (when the fund is not managed strictly according to the standard Target Allocation). LMGAA, in its discretion, will determine the levels and timing for Dynamic Risk Management. If LMGAA determines that de-risking is no longer appropriate, the fund will reverse this process, sell short-term defensive instruments and purchase equity funds and long-term fixed income funds in accordance with the fund's Target Allocation.

LMGAA may from time to time make tactical increases or decreases to a fund's investment in a particular asset class beyond the Target Allocation based on a broad range of market and economic trends and quantitative factors. LMGAA may also allow the relative weightings of a fund's investments in asset classes to vary from its Target Allocation in response to the markets. When varying exposures among underlying funds, LMGAA will examine relative values and prospects among the underlying funds' asset classes, as well as the capacity of the underlying funds to absorb additional cash flow.

Event Risk Management. The Event Risk Management strategy will seek to reduce the impact to a fund of market declines during a short period of time caused by, for example, sudden and substantial movements in the equity markets, interest rates or credit spreads. A fund initially will invest up to 2% of its net assets in this strategy (as measured by the premiums paid on options or initial margin on futures contracts). However, a fund may invest up to 7% of its net assets at the time of purchase in this strategy (as measured by the premiums paid on options or initial margin on futures contracts). If a fund's holdings in this strategy increase in value to over 7% of its net assets as a result of market movements, the fund will reduce, at least monthly, the amount of its assets invested in this strategy to no more than 7% of its net assets. The value of a fund's assets invested in this strategy may be substantially higher than the value of the premiums paid or initial margin amounts on the instruments used to implement the strategy. If the value of the instruments in the Event Risk Management strategy declines after the fund has engaged in "de-risking," the fund's NAV could decline even if the broader markets rise in value.

Western Asset's views and outlook regarding potential unexpected market movements will determine the investments and strategies it employs in implementing the Event Risk Management strategy. During normal market conditions, a fund will implement the Event Risk Management strategy through investments in options, futures or other instruments. Since the Event Risk Management strategy seeks to primarily benefit from large and unexpected market movements, there may be times when the investment and transaction costs related to hedging will result in losses to a fund. The Event Risk Management strategy will be actively managed in an effort to reduce these costs when possible.

Certain additional risks

As a result of the funds' revised investment policies and strategies, each fund, except for Legg Mason Target Retirement Fund, will become subject to additional risks, as set forth below.

Event Risk Management strategy risk. The Event Risk Management strategy may involve entering into transactions involving options and futures that are expected to increase in value during the occurrence of certain market events. An instrument used to hedge market event risk could lose all or a portion of its value even in a period of severe market stress. Implementation of the strategy may result in a fund holding options and futures positions that take contradictory views on market movements. The costs of purchasing and selling these instruments may reduce a fund's return. A fund may not be able to close out a position at the desired time or price. There is no guarantee that the Event Risk Management strategy will work and shareholders should evaluate their ability to invest for the long term, especially during periods of downturn in the market.

Tax risk. A fund's hedging strategy may result in a fund deferring, possibly indefinitely, certain of its realized losses for U.S. federal income tax purposes, potentially increasing the amount of a fund's taxable distributions paid to shareholders.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS EQUITY TRUST
Prospectus Date	rr_ProspectusDate	May 31, 2011
Supplement [Text Block]	cik0000880366_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED NOVEMBER 14, 2011

TO THE PROSPECTUS

DATED MAY 31, 2011 OF

LEGG MASON TARGET RETIREMENT 2015

LEGG MASON TARGET RETIREMENT 2020

LEGG MASON TARGET RETIREMENT 2025

LEGG MASON TARGET RETIREMENT 2030

LEGG MASON TARGET RETIREMENT 2035

LEGG MASON TARGET RETIREMENT 2040

LEGG MASON TARGET RETIREMENT 2045

LEGG MASON TARGET RETIREMENT 2050

LEGG MASON TARGET RETIREMENT FUND

The Board of the funds has approved changes to the investment strategies of each fund (except Legg Mason Target Retirement Fund) that will become effective on or about November 21, 2011.

Revised investment strategy

Legg Mason Global Asset Allocation, LLC ("LMGAA"), one of the subadvisers for each fund, is responsible for implementation of each fund's overall asset allocation. During a fund's Dynamic Rebalancing Period, LMGAA also manages the assets allocated to the Dynamic Risk Management strategy. Effective on or about November 21, 2011, Western Asset Management Company ("Western Asset"), the funds' other subadviser, will manage the assets allocated to the new Event Risk Management strategy, described below, for each fund except Legg Mason Target Retirement Fund during the fund's Dynamic Rebalancing Period.

The sections titled "Dynamic rebalancing period" in each fund's Prospectus, except for Legg Mason Target Retirement Fund, shall be replaced by the following:

Dynamic rebalancing period

During the Dynamic Rebalancing Period, the fund will not be managed strictly according to the standard Target Allocation. Instead, LMGAA will implement a combination of risk management strategies that will attempt to limit downside volatility within the fund. These strategies include Dynamic Risk Management and Event Risk Management, as described below. Dynamic Risk Management attempts to limit losses by allocating fund assets away from equity and long-term fixed income funds. Dynamic Risk Management allocates a portion of a fund's assets into short-term defensive instruments that are expected to decline in value less than riskier assets in the event of market declines and into index options and index futures contracts that are expected to increase in value in the event of market declines. Event Risk Management invests in options and futures that are expected to increase in value in the event of declines in the broad equity and bond markets during a short period of time. Through both strategies, a fund gives up some of the potential for high total return that could be achieved if the fund were to follow its Target Allocation under positive market conditions. In exchange, these strategies are intended to reduce significant declines in the fund's net asset value ("NAV") under negative market conditions. The fund's NAV will fluctuate and is not guaranteed.

As of the date of this Prospectus, Legg Mason Target Retirement 2015 is in its Dynamic Rebalancing Period and, at times, may not follow the Target Allocation indicated by the glide path. LMGAA will revert to managing this fund according to the Target Allocation at the end of the Dynamic Rebalancing Period on December 31, 2019.

Dynamic Risk Management. The Dynamic Risk Management strategy will seek to reduce the fund's market risk exposure and volatility. As frequently as daily, the Dynamic Risk Management strategy may increase the fund's exposure to short-term defensive instruments (including Treasury bills, money market funds and cash) in response to certain levels of negative fund performance. At other times Dynamic Risk Management may decrease the fund's exposure to short-term defensive instruments and increase its exposure to equity funds and long-term fixed income funds in order to return to the fund's Target Allocation in response to certain levels of positive fund performance.

In response to certain levels of negative fund performance, LMGAA may deviate from the standard Target Allocation by increasing a fund's exposure to short-term defensive instruments ("de-risking") based on a formula that takes into account the fund's current NAV, macro-economic conditions, and the fund's underlying volatility. In order to implement this strategy, LMGAA anticipates that it will initially attempt to sell shares of ETFs and other liquid securities or engage in short sale transactions involving futures. Then, LMGAA would redeem underlying open-end mutual fund shares as needed. In response to certain levels of positive fund performance, the fund may purchase ETFs or underlying open-end mutual fund shares or cover short futures positions (when the fund is not managed strictly according to the standard Target Allocation). LMGAA, in its discretion, will determine the levels and timing for Dynamic Risk Management. If LMGAA determines that de-risking is no longer appropriate, the fund will reverse this process, sell short-term defensive instruments and purchase equity funds and long-term fixed income funds in accordance with the fund's Target Allocation.

LMGAA may from time to time make tactical increases or decreases to a fund's investment in a particular asset class beyond the Target Allocation based on a broad range of market and economic trends and quantitative factors. LMGAA may also allow the relative weightings of a fund's investments in asset classes to vary from its Target Allocation in response to the markets. When varying exposures among underlying funds, LMGAA will examine relative values and prospects among the underlying funds' asset classes, as well as the capacity of the underlying funds to absorb additional cash flow.

Event Risk Management. The Event Risk Management strategy will seek to reduce the impact to a fund of market declines during a short period of time caused by, for example, sudden and substantial movements in the equity markets, interest rates or credit spreads. A fund initially will invest up to 2% of its net assets in this strategy (as measured by the premiums paid on options or initial margin on futures contracts). However, a fund may invest up to 7% of its net assets at the time of purchase in this strategy (as measured by the premiums paid on options or initial margin on futures contracts). If a fund's holdings in this strategy increase in value to over 7% of its net assets as a result of market movements, the fund will reduce, at least monthly, the amount of its assets invested in this strategy to no more than 7% of its net assets. The value of a fund's assets invested in this strategy may be substantially higher than the value of the premiums paid or initial margin amounts on the instruments used to implement the strategy. If the value of the instruments in the Event Risk Management strategy declines after the fund has engaged in "de-risking," the fund's NAV could decline even if the broader markets rise in value.

Western Asset's views and outlook regarding potential unexpected market movements will determine the investments and strategies it employs in implementing the Event Risk Management strategy. During normal market conditions, a fund will implement the Event Risk Management strategy through investments in options, futures or other instruments. Since the Event Risk Management strategy seeks to primarily benefit from large and unexpected market movements, there may be times when the investment and transaction costs related to hedging will result in losses to a fund. The Event Risk Management strategy will be actively managed in an effort to reduce these costs when possible.

Certain additional risks

As a result of the funds' revised investment policies and strategies, each fund, except for Legg Mason Target Retirement Fund, will become subject to additional risks, as set forth below.

Event Risk Management strategy risk. The Event Risk Management strategy may involve entering into transactions involving options and futures that are expected to increase in value during the occurrence of certain market events. An instrument used to hedge market event risk could lose all or a portion of its value even in a period of severe market stress. Implementation of the strategy may result in a fund holding options and futures positions that take contradictory views on market movements. The costs of purchasing and selling these instruments may reduce a fund's return. A fund may not be able to close out a position at the desired time or price. There is no guarantee that the Event Risk Management strategy will work and shareholders should evaluate their ability to invest for the long term, especially during periods of downturn in the market.

Tax risk. A fund's hedging strategy may result in a fund deferring, possibly indefinitely, certain of its realized losses for U.S. federal income tax purposes, potentially increasing the amount of a fund's taxable distributions paid to shareholders.

Legg Mason Target Retirement 2015
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000880366_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED NOVEMBER 14, 2011

TO THE PROSPECTUS

DATED MAY 31, 2011 OF

LEGG MASON TARGET RETIREMENT 2015

The Board of the funds has approved changes to the investment strategies of each fund (except Legg Mason Target Retirement Fund) that will become effective on or about November 21, 2011.

Revised investment strategy

Legg Mason Global Asset Allocation, LLC ("LMGAA"), one of the subadvisers for each fund, is responsible for implementation of each fund's overall asset allocation. During a fund's Dynamic Rebalancing Period, LMGAA also manages the assets allocated to the Dynamic Risk Management strategy. Effective on or about November 21, 2011, Western Asset Management Company ("Western Asset"), the funds' other subadviser, will manage the assets allocated to the new Event Risk Management strategy, described below, for each fund except Legg Mason Target Retirement Fund during the fund's Dynamic Rebalancing Period.

The sections titled "Dynamic rebalancing period" in each fund's Prospectus, except for Legg Mason Target Retirement Fund, shall be replaced by the following:

Dynamic rebalancing period

During the Dynamic Rebalancing Period, the fund will not be managed strictly according to the standard Target Allocation. Instead, LMGAA will implement a combination of risk management strategies that will attempt to limit downside volatility within the fund. These strategies include Dynamic Risk Management and Event Risk Management, as described below. Dynamic Risk Management attempts to limit losses by allocating fund assets away from equity and long-term fixed income funds. Dynamic Risk Management allocates a portion of a fund's assets into short-term defensive instruments that are expected to decline in value less than riskier assets in the event of market declines and into index options and index futures contracts that are expected to increase in value in the event of market declines. Event Risk Management invests in options and futures that are expected to increase in value in the event of declines in the broad equity and bond markets during a short period of time. Through both strategies, a fund gives up some of the potential for high total return that could be achieved if the fund were to follow its Target Allocation under positive market conditions. In exchange, these strategies are intended to reduce significant declines in the fund's net asset value ("NAV") under negative market conditions. The fund's NAV will fluctuate and is not guaranteed.

As of the date of this Prospectus, Legg Mason Target Retirement 2015 is in its Dynamic Rebalancing Period and, at times, may not follow the Target Allocation indicated by the glide path. LMGAA will revert to managing this fund according to the Target Allocation at the end of the Dynamic Rebalancing Period on December 31, 2019.

Dynamic Risk Management. The Dynamic Risk Management strategy will seek to reduce the fund's market risk exposure and volatility. As frequently as daily, the Dynamic Risk Management strategy may increase the fund's exposure to short-term defensive instruments (including Treasury bills, money market funds and cash) in response to certain levels of negative fund performance. At other times Dynamic Risk Management may decrease the fund's exposure to short-term defensive instruments and increase its exposure to equity funds and long-term fixed income funds in order to return to the fund's Target Allocation in response to certain levels of positive fund performance.

In response to certain levels of negative fund performance, LMGAA may deviate from the standard Target Allocation by increasing a fund's exposure to short-term defensive instruments ("de-risking") based on a formula that takes into account the fund's current NAV, macro-economic conditions, and the fund's underlying volatility. In order to implement this strategy, LMGAA anticipates that it will initially attempt to sell shares of ETFs and other liquid securities or engage in short sale transactions involving futures. Then, LMGAA would redeem underlying open-end mutual fund shares as needed. In response to certain levels of positive fund performance, the fund may purchase ETFs or underlying open-end mutual fund shares or cover short futures positions (when the fund is not managed strictly according to the standard Target Allocation). LMGAA, in its discretion, will determine the levels and timing for Dynamic Risk Management. If LMGAA determines that de-risking is no longer appropriate, the fund will reverse this process, sell short-term defensive instruments and purchase equity funds and long-term fixed income funds in accordance with the fund's Target Allocation.

LMGAA may from time to time make tactical increases or decreases to a fund's investment in a particular asset class beyond the Target Allocation based on a broad range of market and economic trends and quantitative factors. LMGAA may also allow the relative weightings of a fund's investments in asset classes to vary from its Target Allocation in response to the markets. When varying exposures among underlying funds, LMGAA will examine relative values and prospects among the underlying funds' asset classes, as well as the capacity of the underlying funds to absorb additional cash flow.

Event Risk Management. The Event Risk Management strategy will seek to reduce the impact to a fund of market declines during a short period of time caused by, for example, sudden and substantial movements in the equity markets, interest rates or credit spreads. A fund initially will invest up to 2% of its net assets in this strategy (as measured by the premiums paid on options or initial margin on futures contracts). However, a fund may invest up to 7% of its net assets at the time of purchase in this strategy (as measured by the premiums paid on options or initial margin on futures contracts). If a fund's holdings in this strategy increase in value to over 7% of its net assets as a result of market movements, the fund will reduce, at least monthly, the amount of its assets invested in this strategy to no more than 7% of its net assets. The value of a fund's assets invested in this strategy may be substantially higher than the value of the premiums paid or initial margin amounts on the instruments used to implement the strategy. If the value of the instruments in the Event Risk Management strategy declines after the fund has engaged in "de-risking," the fund's NAV could decline even if the broader markets rise in value.

Western Asset's views and outlook regarding potential unexpected market movements will determine the investments and strategies it employs in implementing the Event Risk Management strategy. During normal market conditions, a fund will implement the Event Risk Management strategy through investments in options, futures or other instruments. Since the Event Risk Management strategy seeks to primarily benefit from large and unexpected market movements, there may be times when the investment and transaction costs related to hedging will result in losses to a fund. The Event Risk Management strategy will be actively managed in an effort to reduce these costs when possible.

Certain additional risks

As a result of the funds' revised investment policies and strategies, each fund, except for Legg Mason Target Retirement Fund, will become subject to additional risks, as set forth below.

Event Risk Management strategy risk. The Event Risk Management strategy may involve entering into transactions involving options and futures that are expected to increase in value during the occurrence of certain market events. An instrument used to hedge market event risk could lose all or a portion of its value even in a period of severe market stress. Implementation of the strategy may result in a fund holding options and futures positions that take contradictory views on market movements. The costs of purchasing and selling these instruments may reduce a fund's return. A fund may not be able to close out a position at the desired time or price. There is no guarantee that the Event Risk Management strategy will work and shareholders should evaluate their ability to invest for the long term, especially during periods of downturn in the market.

Tax risk. A fund's hedging strategy may result in a fund deferring, possibly indefinitely, certain of its realized losses for U.S. federal income tax purposes, potentially increasing the amount of a fund's taxable distributions paid to shareholders.

Legg Mason Target Retirement 2020
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000880366_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED NOVEMBER 14, 2011

TO THE PROSPECTUS

DATED MAY 31, 2011 OF

LEGG MASON TARGET RETIREMENT 2020

The Board of the funds has approved changes to the investment strategies of each fund (except Legg Mason Target Retirement Fund) that will become effective on or about November 21, 2011.

Revised investment strategy

Legg Mason Global Asset Allocation, LLC ("LMGAA"), one of the subadvisers for each fund, is responsible for implementation of each fund's overall asset allocation. During a fund's Dynamic Rebalancing Period, LMGAA also manages the assets allocated to the Dynamic Risk Management strategy. Effective on or about November 21, 2011, Western Asset Management Company ("Western Asset"), the funds' other subadviser, will manage the assets allocated to the new Event Risk Management strategy, described below, for each fund except Legg Mason Target Retirement Fund during the fund's Dynamic Rebalancing Period.

The sections titled "Dynamic rebalancing period" in each fund's Prospectus, except for Legg Mason Target Retirement Fund, shall be replaced by the following:

Dynamic rebalancing period

During the Dynamic Rebalancing Period, the fund will not be managed strictly according to the standard Target Allocation. Instead, LMGAA will implement a combination of risk management strategies that will attempt to limit downside volatility within the fund. These strategies include Dynamic Risk Management and Event Risk Management, as described below. Dynamic Risk Management attempts to limit losses by allocating fund assets away from equity and long-term fixed income funds. Dynamic Risk Management allocates a portion of a fund's assets into short-term defensive instruments that are expected to decline in value less than riskier assets in the event of market declines and into index options and index futures contracts that are expected to increase in value in the event of market declines. Event Risk Management invests in options and futures that are expected to increase in value in the event of declines in the broad equity and bond markets during a short period of time. Through both strategies, a fund gives up some of the potential for high total return that could be achieved if the fund were to follow its Target Allocation under positive market conditions. In exchange, these strategies are intended to reduce significant declines in the fund's net asset value ("NAV") under negative market conditions. The fund's NAV will fluctuate and is not guaranteed.

As of the date of this Prospectus, Legg Mason Target Retirement 2015 is in its Dynamic Rebalancing Period and, at times, may not follow the Target Allocation indicated by the glide path. LMGAA will revert to managing this fund according to the Target Allocation at the end of the Dynamic Rebalancing Period on December 31, 2019.

Dynamic Risk Management. The Dynamic Risk Management strategy will seek to reduce the fund's market risk exposure and volatility. As frequently as daily, the Dynamic Risk Management strategy may increase the fund's exposure to short-term defensive instruments (including Treasury bills, money market funds and cash) in response to certain levels of negative fund performance. At other times Dynamic Risk Management may decrease the fund's exposure to short-term defensive instruments and increase its exposure to equity funds and long-term fixed income funds in order to return to the fund's Target Allocation in response to certain levels of positive fund performance.

In response to certain levels of negative fund performance, LMGAA may deviate from the standard Target Allocation by increasing a fund's exposure to short-term defensive instruments ("de-risking") based on a formula that takes into account the fund's current NAV, macro-economic conditions, and the fund's underlying volatility. In order to implement this strategy, LMGAA anticipates that it will initially attempt to sell shares of ETFs and other liquid securities or engage in short sale transactions involving futures. Then, LMGAA would redeem underlying open-end mutual fund shares as needed. In response to certain levels of positive fund performance, the fund may purchase ETFs or underlying open-end mutual fund shares or cover short futures positions (when the fund is not managed strictly according to the standard Target Allocation). LMGAA, in its discretion, will determine the levels and timing for Dynamic Risk Management. If LMGAA determines that de-risking is no longer appropriate, the fund will reverse this process, sell short-term defensive instruments and purchase equity funds and long-term fixed income funds in accordance with the fund's Target Allocation.

LMGAA may from time to time make tactical increases or decreases to a fund's investment in a particular asset class beyond the Target Allocation based on a broad range of market and economic trends and quantitative factors. LMGAA may also allow the relative weightings of a fund's investments in asset classes to vary from its Target Allocation in response to the markets. When varying exposures among underlying funds, LMGAA will examine relative values and prospects among the underlying funds' asset classes, as well as the capacity of the underlying funds to absorb additional cash flow.

Event Risk Management. The Event Risk Management strategy will seek to reduce the impact to a fund of market declines during a short period of time caused by, for example, sudden and substantial movements in the equity markets, interest rates or credit spreads. A fund initially will invest up to 2% of its net assets in this strategy (as measured by the premiums paid on options or initial margin on futures contracts). However, a fund may invest up to 7% of its net assets at the time of purchase in this strategy (as measured by the premiums paid on options or initial margin on futures contracts). If a fund's holdings in this strategy increase in value to over 7% of its net assets as a result of market movements, the fund will reduce, at least monthly, the amount of its assets invested in this strategy to no more than 7% of its net assets. The value of a fund's assets invested in this strategy may be substantially higher than the value of the premiums paid or initial margin amounts on the instruments used to implement the strategy. If the value of the instruments in the Event Risk Management strategy declines after the fund has engaged in "de-risking," the fund's NAV could decline even if the broader markets rise in value.

Western Asset's views and outlook regarding potential unexpected market movements will determine the investments and strategies it employs in implementing the Event Risk Management strategy. During normal market conditions, a fund will implement the Event Risk Management strategy through investments in options, futures or other instruments. Since the Event Risk Management strategy seeks to primarily benefit from large and unexpected market movements, there may be times when the investment and transaction costs related to hedging will result in losses to a fund. The Event Risk Management strategy will be actively managed in an effort to reduce these costs when possible.

Certain additional risks

As a result of the funds' revised investment policies and strategies, each fund, except for Legg Mason Target Retirement Fund, will become subject to additional risks, as set forth below.

Event Risk Management strategy risk. The Event Risk Management strategy may involve entering into transactions involving options and futures that are expected to increase in value during the occurrence of certain market events. An instrument used to hedge market event risk could lose all or a portion of its value even in a period of severe market stress. Implementation of the strategy may result in a fund holding options and futures positions that take contradictory views on market movements. The costs of purchasing and selling these instruments may reduce a fund's return. A fund may not be able to close out a position at the desired time or price. There is no guarantee that the Event Risk Management strategy will work and shareholders should evaluate their ability to invest for the long term, especially during periods of downturn in the market.

Tax risk. A fund's hedging strategy may result in a fund deferring, possibly indefinitely, certain of its realized losses for U.S. federal income tax purposes, potentially increasing the amount of a fund's taxable distributions paid to shareholders.

Legg Mason Target Retirement 2025
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000880366_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED NOVEMBER 14, 2011

TO THE PROSPECTUS

DATED MAY 31, 2011 OF

LEGG MASON TARGET RETIREMENT 2025

The Board of the funds has approved changes to the investment strategies of each fund (except Legg Mason Target Retirement Fund) that will become effective on or about November 21, 2011.

Revised investment strategy

Legg Mason Global Asset Allocation, LLC ("LMGAA"), one of the subadvisers for each fund, is responsible for implementation of each fund's overall asset allocation. During a fund's Dynamic Rebalancing Period, LMGAA also manages the assets allocated to the Dynamic Risk Management strategy. Effective on or about November 21, 2011, Western Asset Management Company ("Western Asset"), the funds' other subadviser, will manage the assets allocated to the new Event Risk Management strategy, described below, for each fund except Legg Mason Target Retirement Fund during the fund's Dynamic Rebalancing Period.

The sections titled "Dynamic rebalancing period" in each fund's Prospectus, except for Legg Mason Target Retirement Fund, shall be replaced by the following:

Dynamic rebalancing period

During the Dynamic Rebalancing Period, the fund will not be managed strictly according to the standard Target Allocation. Instead, LMGAA will implement a combination of risk management strategies that will attempt to limit downside volatility within the fund. These strategies include Dynamic Risk Management and Event Risk Management, as described below. Dynamic Risk Management attempts to limit losses by allocating fund assets away from equity and long-term fixed income funds. Dynamic Risk Management allocates a portion of a fund's assets into short-term defensive instruments that are expected to decline in value less than riskier assets in the event of market declines and into index options and index futures contracts that are expected to increase in value in the event of market declines. Event Risk Management invests in options and futures that are expected to increase in value in the event of declines in the broad equity and bond markets during a short period of time. Through both strategies, a fund gives up some of the potential for high total return that could be achieved if the fund were to follow its Target Allocation under positive market conditions. In exchange, these strategies are intended to reduce significant declines in the fund's net asset value ("NAV") under negative market conditions. The fund's NAV will fluctuate and is not guaranteed.

As of the date of this Prospectus, Legg Mason Target Retirement 2015 is in its Dynamic Rebalancing Period and, at times, may not follow the Target Allocation indicated by the glide path. LMGAA will revert to managing this fund according to the Target Allocation at the end of the Dynamic Rebalancing Period on December 31, 2019.

Dynamic Risk Management. The Dynamic Risk Management strategy will seek to reduce the fund's market risk exposure and volatility. As frequently as daily, the Dynamic Risk Management strategy may increase the fund's exposure to short-term defensive instruments (including Treasury bills, money market funds and cash) in response to certain levels of negative fund performance. At other times Dynamic Risk Management may decrease the fund's exposure to short-term defensive instruments and increase its exposure to equity funds and long-term fixed income funds in order to return to the fund's Target Allocation in response to certain levels of positive fund performance.

In response to certain levels of negative fund performance, LMGAA may deviate from the standard Target Allocation by increasing a fund's exposure to short-term defensive instruments ("de-risking") based on a formula that takes into account the fund's current NAV, macro-economic conditions, and the fund's underlying volatility. In order to implement this strategy, LMGAA anticipates that it will initially attempt to sell shares of ETFs and other liquid securities or engage in short sale transactions involving futures. Then, LMGAA would redeem underlying open-end mutual fund shares as needed. In response to certain levels of positive fund performance, the fund may purchase ETFs or underlying open-end mutual fund shares or cover short futures positions (when the fund is not managed strictly according to the standard Target Allocation). LMGAA, in its discretion, will determine the levels and timing for Dynamic Risk Management. If LMGAA determines that de-risking is no longer appropriate, the fund will reverse this process, sell short-term defensive instruments and purchase equity funds and long-term fixed income funds in accordance with the fund's Target Allocation.

LMGAA may from time to time make tactical increases or decreases to a fund's investment in a particular asset class beyond the Target Allocation based on a broad range of market and economic trends and quantitative factors. LMGAA may also allow the relative weightings of a fund's investments in asset classes to vary from its Target Allocation in response to the markets. When varying exposures among underlying funds, LMGAA will examine relative values and prospects among the underlying funds' asset classes, as well as the capacity of the underlying funds to absorb additional cash flow.

Event Risk Management. The Event Risk Management strategy will seek to reduce the impact to a fund of market declines during a short period of time caused by, for example, sudden and substantial movements in the equity markets, interest rates or credit spreads. A fund initially will invest up to 2% of its net assets in this strategy (as measured by the premiums paid on options or initial margin on futures contracts). However, a fund may invest up to 7% of its net assets at the time of purchase in this strategy (as measured by the premiums paid on options or initial margin on futures contracts). If a fund's holdings in this strategy increase in value to over 7% of its net assets as a result of market movements, the fund will reduce, at least monthly, the amount of its assets invested in this strategy to no more than 7% of its net assets. The value of a fund's assets invested in this strategy may be substantially higher than the value of the premiums paid or initial margin amounts on the instruments used to implement the strategy. If the value of the instruments in the Event Risk Management strategy declines after the fund has engaged in "de-risking," the fund's NAV could decline even if the broader markets rise in value.

Western Asset's views and outlook regarding potential unexpected market movements will determine the investments and strategies it employs in implementing the Event Risk Management strategy. During normal market conditions, a fund will implement the Event Risk Management strategy through investments in options, futures or other instruments. Since the Event Risk Management strategy seeks to primarily benefit from large and unexpected market movements, there may be times when the investment and transaction costs related to hedging will result in losses to a fund. The Event Risk Management strategy will be actively managed in an effort to reduce these costs when possible.

Certain additional risks

As a result of the funds' revised investment policies and strategies, each fund, except for Legg Mason Target Retirement Fund, will become subject to additional risks, as set forth below.

Event Risk Management strategy risk. The Event Risk Management strategy may involve entering into transactions involving options and futures that are expected to increase in value during the occurrence of certain market events. An instrument used to hedge market event risk could lose all or a portion of its value even in a period of severe market stress. Implementation of the strategy may result in a fund holding options and futures positions that take contradictory views on market movements. The costs of purchasing and selling these instruments may reduce a fund's return. A fund may not be able to close out a position at the desired time or price. There is no guarantee that the Event Risk Management strategy will work and shareholders should evaluate their ability to invest for the long term, especially during periods of downturn in the market.

Tax risk. A fund's hedging strategy may result in a fund deferring, possibly indefinitely, certain of its realized losses for U.S. federal income tax purposes, potentially increasing the amount of a fund's taxable distributions paid to shareholders.

Legg Mason Target Retirement 2030
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000880366_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED NOVEMBER 14, 2011

TO THE PROSPECTUS

DATED MAY 31, 2011 OF

LEGG MASON TARGET RETIREMENT 2025

The Board of the funds has approved changes to the investment strategies of each fund (except Legg Mason Target Retirement Fund) that will become effective on or about November 21, 2011.

Revised investment strategy

Legg Mason Global Asset Allocation, LLC ("LMGAA"), one of the subadvisers for each fund, is responsible for implementation of each fund's overall asset allocation. During a fund's Dynamic Rebalancing Period, LMGAA also manages the assets allocated to the Dynamic Risk Management strategy. Effective on or about November 21, 2011, Western Asset Management Company ("Western Asset"), the funds' other subadviser, will manage the assets allocated to the new Event Risk Management strategy, described below, for each fund except Legg Mason Target Retirement Fund during the fund's Dynamic Rebalancing Period.

The sections titled "Dynamic rebalancing period" in each fund's Prospectus, except for Legg Mason Target Retirement Fund, shall be replaced by the following:

Dynamic rebalancing period

During the Dynamic Rebalancing Period, the fund will not be managed strictly according to the standard Target Allocation. Instead, LMGAA will implement a combination of risk management strategies that will attempt to limit downside volatility within the fund. These strategies include Dynamic Risk Management and Event Risk Management, as described below. Dynamic Risk Management attempts to limit losses by allocating fund assets away from equity and long-term fixed income funds. Dynamic Risk Management allocates a portion of a fund's assets into short-term defensive instruments that are expected to decline in value less than riskier assets in the event of market declines and into index options and index futures contracts that are expected to increase in value in the event of market declines. Event Risk Management invests in options and futures that are expected to increase in value in the event of declines in the broad equity and bond markets during a short period of time. Through both strategies, a fund gives up some of the potential for high total return that could be achieved if the fund were to follow its Target Allocation under positive market conditions. In exchange, these strategies are intended to reduce significant declines in the fund's net asset value ("NAV") under negative market conditions. The fund's NAV will fluctuate and is not guaranteed.

As of the date of this Prospectus, Legg Mason Target Retirement 2015 is in its Dynamic Rebalancing Period and, at times, may not follow the Target Allocation indicated by the glide path. LMGAA will revert to managing this fund according to the Target Allocation at the end of the Dynamic Rebalancing Period on December 31, 2019.

Dynamic Risk Management. The Dynamic Risk Management strategy will seek to reduce the fund's market risk exposure and volatility. As frequently as daily, the Dynamic Risk Management strategy may increase the fund's exposure to short-term defensive instruments (including Treasury bills, money market funds and cash) in response to certain levels of negative fund performance. At other times Dynamic Risk Management may decrease the fund's exposure to short-term defensive instruments and increase its exposure to equity funds and long-term fixed income funds in order to return to the fund's Target Allocation in response to certain levels of positive fund performance.

In response to certain levels of negative fund performance, LMGAA may deviate from the standard Target Allocation by increasing a fund's exposure to short-term defensive instruments ("de-risking") based on a formula that takes into account the fund's current NAV, macro-economic conditions, and the fund's underlying volatility. In order to implement this strategy, LMGAA anticipates that it will initially attempt to sell shares of ETFs and other liquid securities or engage in short sale transactions involving futures. Then, LMGAA would redeem underlying open-end mutual fund shares as needed. In response to certain levels of positive fund performance, the fund may purchase ETFs or underlying open-end mutual fund shares or cover short futures positions (when the fund is not managed strictly according to the standard Target Allocation). LMGAA, in its discretion, will determine the levels and timing for Dynamic Risk Management. If LMGAA determines that de-risking is no longer appropriate, the fund will reverse this process, sell short-term defensive instruments and purchase equity funds and long-term fixed income funds in accordance with the fund's Target Allocation.

LMGAA may from time to time make tactical increases or decreases to a fund's investment in a particular asset class beyond the Target Allocation based on a broad range of market and economic trends and quantitative factors. LMGAA may also allow the relative weightings of a fund's investments in asset classes to vary from its Target Allocation in response to the markets. When varying exposures among underlying funds, LMGAA will examine relative values and prospects among the underlying funds' asset classes, as well as the capacity of the underlying funds to absorb additional cash flow.

Event Risk Management. The Event Risk Management strategy will seek to reduce the impact to a fund of market declines during a short period of time caused by, for example, sudden and substantial movements in the equity markets, interest rates or credit spreads. A fund initially will invest up to 2% of its net assets in this strategy (as measured by the premiums paid on options or initial margin on futures contracts). However, a fund may invest up to 7% of its net assets at the time of purchase in this strategy (as measured by the premiums paid on options or initial margin on futures contracts). If a fund's holdings in this strategy increase in value to over 7% of its net assets as a result of market movements, the fund will reduce, at least monthly, the amount of its assets invested in this strategy to no more than 7% of its net assets. The value of a fund's assets invested in this strategy may be substantially higher than the value of the premiums paid or initial margin amounts on the instruments used to implement the strategy. If the value of the instruments in the Event Risk Management strategy declines after the fund has engaged in "de-risking," the fund's NAV could decline even if the broader markets rise in value.

Western Asset's views and outlook regarding potential unexpected market movements will determine the investments and strategies it employs in implementing the Event Risk Management strategy. During normal market conditions, a fund will implement the Event Risk Management strategy through investments in options, futures or other instruments. Since the Event Risk Management strategy seeks to primarily benefit from large and unexpected market movements, there may be times when the investment and transaction costs related to hedging will result in losses to a fund. The Event Risk Management strategy will be actively managed in an effort to reduce these costs when possible.

Certain additional risks

As a result of the funds' revised investment policies and strategies, each fund, except for Legg Mason Target Retirement Fund, will become subject to additional risks, as set forth below.

Event Risk Management strategy risk. The Event Risk Management strategy may involve entering into transactions involving options and futures that are expected to increase in value during the occurrence of certain market events. An instrument used to hedge market event risk could lose all or a portion of its value even in a period of severe market stress. Implementation of the strategy may result in a fund holding options and futures positions that take contradictory views on market movements. The costs of purchasing and selling these instruments may reduce a fund's return. A fund may not be able to close out a position at the desired time or price. There is no guarantee that the Event Risk Management strategy will work and shareholders should evaluate their ability to invest for the long term, especially during periods of downturn in the market.

Tax risk. A fund's hedging strategy may result in a fund deferring, possibly indefinitely, certain of its realized losses for U.S. federal income tax purposes, potentially increasing the amount of a fund's taxable distributions paid to shareholders.

Legg Mason Target Retirement 2035
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000880366_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED NOVEMBER 14, 2011

TO THE PROSPECTUS

DATED MAY 31, 2011 OF

LEGG MASON TARGET RETIREMENT 2035

The Board of the funds has approved changes to the investment strategies of each fund (except Legg Mason Target Retirement Fund) that will become effective on or about November 21, 2011.

Revised investment strategy

Legg Mason Global Asset Allocation, LLC ("LMGAA"), one of the subadvisers for each fund, is responsible for implementation of each fund's overall asset allocation. During a fund's Dynamic Rebalancing Period, LMGAA also manages the assets allocated to the Dynamic Risk Management strategy. Effective on or about November 21, 2011, Western Asset Management Company ("Western Asset"), the funds' other subadviser, will manage the assets allocated to the new Event Risk Management strategy, described below, for each fund except Legg Mason Target Retirement Fund during the fund's Dynamic Rebalancing Period.

The sections titled "Dynamic rebalancing period" in each fund's Prospectus, except for Legg Mason Target Retirement Fund, shall be replaced by the following:

Dynamic rebalancing period

During the Dynamic Rebalancing Period, the fund will not be managed strictly according to the standard Target Allocation. Instead, LMGAA will implement a combination of risk management strategies that will attempt to limit downside volatility within the fund. These strategies include Dynamic Risk Management and Event Risk Management, as described below. Dynamic Risk Management attempts to limit losses by allocating fund assets away from equity and long-term fixed income funds. Dynamic Risk Management allocates a portion of a fund's assets into short-term defensive instruments that are expected to decline in value less than riskier assets in the event of market declines and into index options and index futures contracts that are expected to increase in value in the event of market declines. Event Risk Management invests in options and futures that are expected to increase in value in the event of declines in the broad equity and bond markets during a short period of time. Through both strategies, a fund gives up some of the potential for high total return that could be achieved if the fund were to follow its Target Allocation under positive market conditions. In exchange, these strategies are intended to reduce significant declines in the fund's net asset value ("NAV") under negative market conditions. The fund's NAV will fluctuate and is not guaranteed.

As of the date of this Prospectus, Legg Mason Target Retirement 2015 is in its Dynamic Rebalancing Period and, at times, may not follow the Target Allocation indicated by the glide path. LMGAA will revert to managing this fund according to the Target Allocation at the end of the Dynamic Rebalancing Period on December 31, 2019.

Dynamic Risk Management. The Dynamic Risk Management strategy will seek to reduce the fund's market risk exposure and volatility. As frequently as daily, the Dynamic Risk Management strategy may increase the fund's exposure to short-term defensive instruments (including Treasury bills, money market funds and cash) in response to certain levels of negative fund performance. At other times Dynamic Risk Management may decrease the fund's exposure to short-term defensive instruments and increase its exposure to equity funds and long-term fixed income funds in order to return to the fund's Target Allocation in response to certain levels of positive fund performance.

In response to certain levels of negative fund performance, LMGAA may deviate from the standard Target Allocation by increasing a fund's exposure to short-term defensive instruments ("de-risking") based on a formula that takes into account the fund's current NAV, macro-economic conditions, and the fund's underlying volatility. In order to implement this strategy, LMGAA anticipates that it will initially attempt to sell shares of ETFs and other liquid securities or engage in short sale transactions involving futures. Then, LMGAA would redeem underlying open-end mutual fund shares as needed. In response to certain levels of positive fund performance, the fund may purchase ETFs or underlying open-end mutual fund shares or cover short futures positions (when the fund is not managed strictly according to the standard Target Allocation). LMGAA, in its discretion, will determine the levels and timing for Dynamic Risk Management. If LMGAA determines that de-risking is no longer appropriate, the fund will reverse this process, sell short-term defensive instruments and purchase equity funds and long-term fixed income funds in accordance with the fund's Target Allocation.

LMGAA may from time to time make tactical increases or decreases to a fund's investment in a particular asset class beyond the Target Allocation based on a broad range of market and economic trends and quantitative factors. LMGAA may also allow the relative weightings of a fund's investments in asset classes to vary from its Target Allocation in response to the markets. When varying exposures among underlying funds, LMGAA will examine relative values and prospects among the underlying funds' asset classes, as well as the capacity of the underlying funds to absorb additional cash flow.

Event Risk Management. The Event Risk Management strategy will seek to reduce the impact to a fund of market declines during a short period of time caused by, for example, sudden and substantial movements in the equity markets, interest rates or credit spreads. A fund initially will invest up to 2% of its net assets in this strategy (as measured by the premiums paid on options or initial margin on futures contracts). However, a fund may invest up to 7% of its net assets at the time of purchase in this strategy (as measured by the premiums paid on options or initial margin on futures contracts). If a fund's holdings in this strategy increase in value to over 7% of its net assets as a result of market movements, the fund will reduce, at least monthly, the amount of its assets invested in this strategy to no more than 7% of its net assets. The value of a fund's assets invested in this strategy may be substantially higher than the value of the premiums paid or initial margin amounts on the instruments used to implement the strategy. If the value of the instruments in the Event Risk Management strategy declines after the fund has engaged in "de-risking," the fund's NAV could decline even if the broader markets rise in value.

Western Asset's views and outlook regarding potential unexpected market movements will determine the investments and strategies it employs in implementing the Event Risk Management strategy. During normal market conditions, a fund will implement the Event Risk Management strategy through investments in options, futures or other instruments. Since the Event Risk Management strategy seeks to primarily benefit from large and unexpected market movements, there may be times when the investment and transaction costs related to hedging will result in losses to a fund. The Event Risk Management strategy will be actively managed in an effort to reduce these costs when possible.

Certain additional risks

As a result of the funds' revised investment policies and strategies, each fund, except for Legg Mason Target Retirement Fund, will become subject to additional risks, as set forth below.

Event Risk Management strategy risk. The Event Risk Management strategy may involve entering into transactions involving options and futures that are expected to increase in value during the occurrence of certain market events. An instrument used to hedge market event risk could lose all or a portion of its value even in a period of severe market stress. Implementation of the strategy may result in a fund holding options and futures positions that take contradictory views on market movements. The costs of purchasing and selling these instruments may reduce a fund's return. A fund may not be able to close out a position at the desired time or price. There is no guarantee that the Event Risk Management strategy will work and shareholders should evaluate their ability to invest for the long term, especially during periods of downturn in the market.

Tax risk. A fund's hedging strategy may result in a fund deferring, possibly indefinitely, certain of its realized losses for U.S. federal income tax purposes, potentially increasing the amount of a fund's taxable distributions paid to shareholders.

Legg Mason Target Retirement 2040
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000880366_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED NOVEMBER 14, 2011

TO THE PROSPECTUS

DATED MAY 31, 2011 OF

LEGG MASON TARGET RETIREMENT 2040

The Board of the funds has approved changes to the investment strategies of each fund (except Legg Mason Target Retirement Fund) that will become effective on or about November 21, 2011.

Revised investment strategy

Legg Mason Global Asset Allocation, LLC ("LMGAA"), one of the subadvisers for each fund, is responsible for implementation of each fund's overall asset allocation. During a fund's Dynamic Rebalancing Period, LMGAA also manages the assets allocated to the Dynamic Risk Management strategy. Effective on or about November 21, 2011, Western Asset Management Company ("Western Asset"), the funds' other subadviser, will manage the assets allocated to the new Event Risk Management strategy, described below, for each fund except Legg Mason Target Retirement Fund during the fund's Dynamic Rebalancing Period.

The sections titled "Dynamic rebalancing period" in each fund's Prospectus, except for Legg Mason Target Retirement Fund, shall be replaced by the following:

Dynamic rebalancing period

During the Dynamic Rebalancing Period, the fund will not be managed strictly according to the standard Target Allocation. Instead, LMGAA will implement a combination of risk management strategies that will attempt to limit downside volatility within the fund. These strategies include Dynamic Risk Management and Event Risk Management, as described below. Dynamic Risk Management attempts to limit losses by allocating fund assets away from equity and long-term fixed income funds. Dynamic Risk Management allocates a portion of a fund's assets into short-term defensive instruments that are expected to decline in value less than riskier assets in the event of market declines and into index options and index futures contracts that are expected to increase in value in the event of market declines. Event Risk Management invests in options and futures that are expected to increase in value in the event of declines in the broad equity and bond markets during a short period of time. Through both strategies, a fund gives up some of the potential for high total return that could be achieved if the fund were to follow its Target Allocation under positive market conditions. In exchange, these strategies are intended to reduce significant declines in the fund's net asset value ("NAV") under negative market conditions. The fund's NAV will fluctuate and is not guaranteed.

As of the date of this Prospectus, Legg Mason Target Retirement 2015 is in its Dynamic Rebalancing Period and, at times, may not follow the Target Allocation indicated by the glide path. LMGAA will revert to managing this fund according to the Target Allocation at the end of the Dynamic Rebalancing Period on December 31, 2019.

Dynamic Risk Management. The Dynamic Risk Management strategy will seek to reduce the fund's market risk exposure and volatility. As frequently as daily, the Dynamic Risk Management strategy may increase the fund's exposure to short-term defensive instruments (including Treasury bills, money market funds and cash) in response to certain levels of negative fund performance. At other times Dynamic Risk Management may decrease the fund's exposure to short-term defensive instruments and increase its exposure to equity funds and long-term fixed income funds in order to return to the fund's Target Allocation in response to certain levels of positive fund performance.

In response to certain levels of negative fund performance, LMGAA may deviate from the standard Target Allocation by increasing a fund's exposure to short-term defensive instruments ("de-risking") based on a formula that takes into account the fund's current NAV, macro-economic conditions, and the fund's underlying volatility. In order to implement this strategy, LMGAA anticipates that it will initially attempt to sell shares of ETFs and other liquid securities or engage in short sale transactions involving futures. Then, LMGAA would redeem underlying open-end mutual fund shares as needed. In response to certain levels of positive fund performance, the fund may purchase ETFs or underlying open-end mutual fund shares or cover short futures positions (when the fund is not managed strictly according to the standard Target Allocation). LMGAA, in its discretion, will determine the levels and timing for Dynamic Risk Management. If LMGAA determines that de-risking is no longer appropriate, the fund will reverse this process, sell short-term defensive instruments and purchase equity funds and long-term fixed income funds in accordance with the fund's Target Allocation.

LMGAA may from time to time make tactical increases or decreases to a fund's investment in a particular asset class beyond the Target Allocation based on a broad range of market and economic trends and quantitative factors. LMGAA may also allow the relative weightings of a fund's investments in asset classes to vary from its Target Allocation in response to the markets. When varying exposures among underlying funds, LMGAA will examine relative values and prospects among the underlying funds' asset classes, as well as the capacity of the underlying funds to absorb additional cash flow.

Event Risk Management. The Event Risk Management strategy will seek to reduce the impact to a fund of market declines during a short period of time caused by, for example, sudden and substantial movements in the equity markets, interest rates or credit spreads. A fund initially will invest up to 2% of its net assets in this strategy (as measured by the premiums paid on options or initial margin on futures contracts). However, a fund may invest up to 7% of its net assets at the time of purchase in this strategy (as measured by the premiums paid on options or initial margin on futures contracts). If a fund's holdings in this strategy increase in value to over 7% of its net assets as a result of market movements, the fund will reduce, at least monthly, the amount of its assets invested in this strategy to no more than 7% of its net assets. The value of a fund's assets invested in this strategy may be substantially higher than the value of the premiums paid or initial margin amounts on the instruments used to implement the strategy. If the value of the instruments in the Event Risk Management strategy declines after the fund has engaged in "de-risking," the fund's NAV could decline even if the broader markets rise in value.

Western Asset's views and outlook regarding potential unexpected market movements will determine the investments and strategies it employs in implementing the Event Risk Management strategy. During normal market conditions, a fund will implement the Event Risk Management strategy through investments in options, futures or other instruments. Since the Event Risk Management strategy seeks to primarily benefit from large and unexpected market movements, there may be times when the investment and transaction costs related to hedging will result in losses to a fund. The Event Risk Management strategy will be actively managed in an effort to reduce these costs when possible.

Certain additional risks

As a result of the funds' revised investment policies and strategies, each fund, except for Legg Mason Target Retirement Fund, will become subject to additional risks, as set forth below.

Event Risk Management strategy risk. The Event Risk Management strategy may involve entering into transactions involving options and futures that are expected to increase in value during the occurrence of certain market events. An instrument used to hedge market event risk could lose all or a portion of its value even in a period of severe market stress. Implementation of the strategy may result in a fund holding options and futures positions that take contradictory views on market movements. The costs of purchasing and selling these instruments may reduce a fund's return. A fund may not be able to close out a position at the desired time or price. There is no guarantee that the Event Risk Management strategy will work and shareholders should evaluate their ability to invest for the long term, especially during periods of downturn in the market.

Tax risk. A fund's hedging strategy may result in a fund deferring, possibly indefinitely, certain of its realized losses for U.S. federal income tax purposes, potentially increasing the amount of a fund's taxable distributions paid to shareholders.

Legg Mason Target Retirement 2045
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000880366_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED NOVEMBER 14, 2011

TO THE PROSPECTUS

DATED MAY 31, 2011 OF

LEGG MASON TARGET RETIREMENT 2045

The Board of the funds has approved changes to the investment strategies of each fund (except Legg Mason Target Retirement Fund) that will become effective on or about November 21, 2011.

Revised investment strategy

Legg Mason Global Asset Allocation, LLC ("LMGAA"), one of the subadvisers for each fund, is responsible for implementation of each fund's overall asset allocation. During a fund's Dynamic Rebalancing Period, LMGAA also manages the assets allocated to the Dynamic Risk Management strategy. Effective on or about November 21, 2011, Western Asset Management Company ("Western Asset"), the funds' other subadviser, will manage the assets allocated to the new Event Risk Management strategy, described below, for each fund except Legg Mason Target Retirement Fund during the fund's Dynamic Rebalancing Period.

The sections titled "Dynamic rebalancing period" in each fund's Prospectus, except for Legg Mason Target Retirement Fund, shall be replaced by the following:

Dynamic rebalancing period

During the Dynamic Rebalancing Period, the fund will not be managed strictly according to the standard Target Allocation. Instead, LMGAA will implement a combination of risk management strategies that will attempt to limit downside volatility within the fund. These strategies include Dynamic Risk Management and Event Risk Management, as described below. Dynamic Risk Management attempts to limit losses by allocating fund assets away from equity and long-term fixed income funds. Dynamic Risk Management allocates a portion of a fund's assets into short-term defensive instruments that are expected to decline in value less than riskier assets in the event of market declines and into index options and index futures contracts that are expected to increase in value in the event of market declines. Event Risk Management invests in options and futures that are expected to increase in value in the event of declines in the broad equity and bond markets during a short period of time. Through both strategies, a fund gives up some of the potential for high total return that could be achieved if the fund were to follow its Target Allocation under positive market conditions. In exchange, these strategies are intended to reduce significant declines in the fund's net asset value ("NAV") under negative market conditions. The fund's NAV will fluctuate and is not guaranteed.

As of the date of this Prospectus, Legg Mason Target Retirement 2015 is in its Dynamic Rebalancing Period and, at times, may not follow the Target Allocation indicated by the glide path. LMGAA will revert to managing this fund according to the Target Allocation at the end of the Dynamic Rebalancing Period on December 31, 2019.

Dynamic Risk Management. The Dynamic Risk Management strategy will seek to reduce the fund's market risk exposure and volatility. As frequently as daily, the Dynamic Risk Management strategy may increase the fund's exposure to short-term defensive instruments (including Treasury bills, money market funds and cash) in response to certain levels of negative fund performance. At other times Dynamic Risk Management may decrease the fund's exposure to short-term defensive instruments and increase its exposure to equity funds and long-term fixed income funds in order to return to the fund's Target Allocation in response to certain levels of positive fund performance.

In response to certain levels of negative fund performance, LMGAA may deviate from the standard Target Allocation by increasing a fund's exposure to short-term defensive instruments ("de-risking") based on a formula that takes into account the fund's current NAV, macro-economic conditions, and the fund's underlying volatility. In order to implement this strategy, LMGAA anticipates that it will initially attempt to sell shares of ETFs and other liquid securities or engage in short sale transactions involving futures. Then, LMGAA would redeem underlying open-end mutual fund shares as needed. In response to certain levels of positive fund performance, the fund may purchase ETFs or underlying open-end mutual fund shares or cover short futures positions (when the fund is not managed strictly according to the standard Target Allocation). LMGAA, in its discretion, will determine the levels and timing for Dynamic Risk Management. If LMGAA determines that de-risking is no longer appropriate, the fund will reverse this process, sell short-term defensive instruments and purchase equity funds and long-term fixed income funds in accordance with the fund's Target Allocation.

LMGAA may from time to time make tactical increases or decreases to a fund's investment in a particular asset class beyond the Target Allocation based on a broad range of market and economic trends and quantitative factors. LMGAA may also allow the relative weightings of a fund's investments in asset classes to vary from its Target Allocation in response to the markets. When varying exposures among underlying funds, LMGAA will examine relative values and prospects among the underlying funds' asset classes, as well as the capacity of the underlying funds to absorb additional cash flow.

Event Risk Management. The Event Risk Management strategy will seek to reduce the impact to a fund of market declines during a short period of time caused by, for example, sudden and substantial movements in the equity markets, interest rates or credit spreads. A fund initially will invest up to 2% of its net assets in this strategy (as measured by the premiums paid on options or initial margin on futures contracts). However, a fund may invest up to 7% of its net assets at the time of purchase in this strategy (as measured by the premiums paid on options or initial margin on futures contracts). If a fund's holdings in this strategy increase in value to over 7% of its net assets as a result of market movements, the fund will reduce, at least monthly, the amount of its assets invested in this strategy to no more than 7% of its net assets. The value of a fund's assets invested in this strategy may be substantially higher than the value of the premiums paid or initial margin amounts on the instruments used to implement the strategy. If the value of the instruments in the Event Risk Management strategy declines after the fund has engaged in "de-risking," the fund's NAV could decline even if the broader markets rise in value.

Western Asset's views and outlook regarding potential unexpected market movements will determine the investments and strategies it employs in implementing the Event Risk Management strategy. During normal market conditions, a fund will implement the Event Risk Management strategy through investments in options, futures or other instruments. Since the Event Risk Management strategy seeks to primarily benefit from large and unexpected market movements, there may be times when the investment and transaction costs related to hedging will result in losses to a fund. The Event Risk Management strategy will be actively managed in an effort to reduce these costs when possible.

Certain additional risks

As a result of the funds' revised investment policies and strategies, each fund, except for Legg Mason Target Retirement Fund, will become subject to additional risks, as set forth below.

Event Risk Management strategy risk. The Event Risk Management strategy may involve entering into transactions involving options and futures that are expected to increase in value during the occurrence of certain market events. An instrument used to hedge market event risk could lose all or a portion of its value even in a period of severe market stress. Implementation of the strategy may result in a fund holding options and futures positions that take contradictory views on market movements. The costs of purchasing and selling these instruments may reduce a fund's return. A fund may not be able to close out a position at the desired time or price. There is no guarantee that the Event Risk Management strategy will work and shareholders should evaluate their ability to invest for the long term, especially during periods of downturn in the market.

Tax risk. A fund's hedging strategy may result in a fund deferring, possibly indefinitely, certain of its realized losses for U.S. federal income tax purposes, potentially increasing the amount of a fund's taxable distributions paid to shareholders.

Legg Mason Target Retirement 2050
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000880366_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED NOVEMBER 14, 2011

TO THE PROSPECTUS

DATED MAY 31, 2011 OF

LEGG MASON TARGET RETIREMENT 2050

The Board of the funds has approved changes to the investment strategies of each fund (except Legg Mason Target Retirement Fund) that will become effective on or about November 21, 2011.

Revised investment strategy

Legg Mason Global Asset Allocation, LLC ("LMGAA"), one of the subadvisers for each fund, is responsible for implementation of each fund's overall asset allocation. During a fund's Dynamic Rebalancing Period, LMGAA also manages the assets allocated to the Dynamic Risk Management strategy. Effective on or about November 21, 2011, Western Asset Management Company ("Western Asset"), the funds' other subadviser, will manage the assets allocated to the new Event Risk Management strategy, described below, for each fund except Legg Mason Target Retirement Fund during the fund's Dynamic Rebalancing Period.

The sections titled "Dynamic rebalancing period" in each fund's Prospectus, except for Legg Mason Target Retirement Fund, shall be replaced by the following:

Dynamic rebalancing period

During the Dynamic Rebalancing Period, the fund will not be managed strictly according to the standard Target Allocation. Instead, LMGAA will implement a combination of risk management strategies that will attempt to limit downside volatility within the fund. These strategies include Dynamic Risk Management and Event Risk Management, as described below. Dynamic Risk Management attempts to limit losses by allocating fund assets away from equity and long-term fixed income funds. Dynamic Risk Management allocates a portion of a fund's assets into short-term defensive instruments that are expected to decline in value less than riskier assets in the event of market declines and into index options and index futures contracts that are expected to increase in value in the event of market declines. Event Risk Management invests in options and futures that are expected to increase in value in the event of declines in the broad equity and bond markets during a short period of time. Through both strategies, a fund gives up some of the potential for high total return that could be achieved if the fund were to follow its Target Allocation under positive market conditions. In exchange, these strategies are intended to reduce significant declines in the fund's net asset value ("NAV") under negative market conditions. The fund's NAV will fluctuate and is not guaranteed.

As of the date of this Prospectus, Legg Mason Target Retirement 2015 is in its Dynamic Rebalancing Period and, at times, may not follow the Target Allocation indicated by the glide path. LMGAA will revert to managing this fund according to the Target Allocation at the end of the Dynamic Rebalancing Period on December 31, 2019.

Dynamic Risk Management. The Dynamic Risk Management strategy will seek to reduce the fund's market risk exposure and volatility. As frequently as daily, the Dynamic Risk Management strategy may increase the fund's exposure to short-term defensive instruments (including Treasury bills, money market funds and cash) in response to certain levels of negative fund performance. At other times Dynamic Risk Management may decrease the fund's exposure to short-term defensive instruments and increase its exposure to equity funds and long-term fixed income funds in order to return to the fund's Target Allocation in response to certain levels of positive fund performance.

In response to certain levels of negative fund performance, LMGAA may deviate from the standard Target Allocation by increasing a fund's exposure to short-term defensive instruments ("de-risking") based on a formula that takes into account the fund's current NAV, macro-economic conditions, and the fund's underlying volatility. In order to implement this strategy, LMGAA anticipates that it will initially attempt to sell shares of ETFs and other liquid securities or engage in short sale transactions involving futures. Then, LMGAA would redeem underlying open-end mutual fund shares as needed. In response to certain levels of positive fund performance, the fund may purchase ETFs or underlying open-end mutual fund shares or cover short futures positions (when the fund is not managed strictly according to the standard Target Allocation). LMGAA, in its discretion, will determine the levels and timing for Dynamic Risk Management. If LMGAA determines that de-risking is no longer appropriate, the fund will reverse this process, sell short-term defensive instruments and purchase equity funds and long-term fixed income funds in accordance with the fund's Target Allocation.

LMGAA may from time to time make tactical increases or decreases to a fund's investment in a particular asset class beyond the Target Allocation based on a broad range of market and economic trends and quantitative factors. LMGAA may also allow the relative weightings of a fund's investments in asset classes to vary from its Target Allocation in response to the markets. When varying exposures among underlying funds, LMGAA will examine relative values and prospects among the underlying funds' asset classes, as well as the capacity of the underlying funds to absorb additional cash flow.

Event Risk Management. The Event Risk Management strategy will seek to reduce the impact to a fund of market declines during a short period of time caused by, for example, sudden and substantial movements in the equity markets, interest rates or credit spreads. A fund initially will invest up to 2% of its net assets in this strategy (as measured by the premiums paid on options or initial margin on futures contracts). However, a fund may invest up to 7% of its net assets at the time of purchase in this strategy (as measured by the premiums paid on options or initial margin on futures contracts). If a fund's holdings in this strategy increase in value to over 7% of its net assets as a result of market movements, the fund will reduce, at least monthly, the amount of its assets invested in this strategy to no more than 7% of its net assets. The value of a fund's assets invested in this strategy may be substantially higher than the value of the premiums paid or initial margin amounts on the instruments used to implement the strategy. If the value of the instruments in the Event Risk Management strategy declines after the fund has engaged in "de-risking," the fund's NAV could decline even if the broader markets rise in value.

Western Asset's views and outlook regarding potential unexpected market movements will determine the investments and strategies it employs in implementing the Event Risk Management strategy. During normal market conditions, a fund will implement the Event Risk Management strategy through investments in options, futures or other instruments. Since the Event Risk Management strategy seeks to primarily benefit from large and unexpected market movements, there may be times when the investment and transaction costs related to hedging will result in losses to a fund. The Event Risk Management strategy will be actively managed in an effort to reduce these costs when possible.

Certain additional risks

As a result of the funds' revised investment policies and strategies, each fund, except for Legg Mason Target Retirement Fund, will become subject to additional risks, as set forth below.

Event Risk Management strategy risk. The Event Risk Management strategy may involve entering into transactions involving options and futures that are expected to increase in value during the occurrence of certain market events. An instrument used to hedge market event risk could lose all or a portion of its value even in a period of severe market stress. Implementation of the strategy may result in a fund holding options and futures positions that take contradictory views on market movements. The costs of purchasing and selling these instruments may reduce a fund's return. A fund may not be able to close out a position at the desired time or price. There is no guarantee that the Event Risk Management strategy will work and shareholders should evaluate their ability to invest for the long term, especially during periods of downturn in the market.

Tax risk. A fund's hedging strategy may result in a fund deferring, possibly indefinitely, certain of its realized losses for U.S. federal income tax purposes, potentially increasing the amount of a fund's taxable distributions paid to shareholders.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 31, 2011